Segment Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment Information
Segment information
On November 27, 2019, the Board of Directors of Telefónica approved an action plan with five strategic decisions: (i) focus investment and growth in the most important markets of the company: Spain, Brazil, the UK and Germany; (ii) the creation of Telefónica Tech; (iii) the creation of Telefónica Infra; (iv) an operational spin-off of Hispanoamérica in a single unit; and (v) the redefinition of the company’s corporate center. The structure of Telefónica's Executive Committee has been modified to reflect these changes. Such changes will also result in a change to the financial information that needs to be presented to Telefónica's Management and will result in a change of the reporting segments, which as of the date of approval of these consolidated financial statements is still pending.
During 2019 the Group continued reporting financial information, both internally and externally, based on the organizational structure approved by the Board of Directors on January 31, 2018. Thus, the reportable segments for the 2019 consolidated financial statements are: Telefónica Spain, Telefónica United Kingdom, Telefónica Germany, Telefónica Brazil, Telefónica Hispam Norte (formed by the Group's operators in Colombia, Mexico, Venezuela, Ecuador and Central America) and Telefónica Hispam Sur (formed by the Group’s operators in Argentina, Chile, Peru and Uruguay).
The segments referred to above include the information related to the fixed, wireless, cable, data, Internet and television businesses and other digital services provided in each country. Inter-segment transactions are carried out on an arm's length basis.
Information relating to other Group companies not specifically included in these segments is reported under "Other companies" (see Appendix I), which includes Telxius, Telefónica, S.A. and other holding companies, as well as companies whose main purpose is to provide cross-sectional services to Group companies and other operations not included in the segments.
The revenues of Telxius in 2019 amounted to 842 million euros (792 million euros in 2018), of which 482 million euros corresponded to intersegment revenues (458 million euros in 2018). The OIBDA of Telxius in 2019 amounted to 504 million euros (370 million euros in 2018) and the operating income in 2019 amounted to 255 million euros (245 million euros in 2018). The capital expenditures of Telxius in 2019 amounted to 284 million euros (181 million euros in 2018) and the acquisitions of rights of use in 2019 amounted to 88 million euros. The fixed assets of Telxius amounted to 1,145 million euros at December 31, 2019 (1,116 million euros at December 31, 2018) and the rights of use amounted to 388 million euros at December 31, 2019.
The "Eliminations" of the Group at OIBDA level in 2019 mainly reflect the leases of Telxius to other Group companies, due to the asymmetry in accounting between lessor and lessee under IFRS 16. This impact is mostly offset at operating income level.
The Group centrally manages borrowing activities, mainly through Telefónica, S.A. and other companies included in Other companies (see Note 19, Appendix III and Appendix V), so most of the Group's financial assets and liabilities are reported under Other companies. In addition, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 25). Therefore, a significant part of the deferred tax assets and liabilities is included under Other companies. For these reasons, the results of the segments are disclosed up to operating income.
The sale of the Telefónica Group's operating companies in Guatemala, Nicaragua and Panama was completed in 2019. The capital gains generated are reported under "Other companies" (see Note 2). The closing of the sale of the Group's operating companies in El Salvador and Costa Rica is pending approval of the relevant regulatory authorizations (see Note 30).
Revenues and expenses arising from intra-group invoicing for the use of the trademark and management services were eliminated from the operating results of each Group segment. The results of the holding companies also exclude dividends from Group companies and impairments of investments in Group companies. These adjustments have no impact on the Group’s consolidated results. In addition, segment reporting considers the impact of the purchase price allocation to the assets acquired and the liabilities assumed by the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, regardless of their legal structure.
Operating income before depreciation and amortization (OIBDA) is calculated by excluding solely depreciation and amortization from operating income. OIBDA is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. OIBDA is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. OIBDA should not be considered as a substitute for operating income.
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (since the entry into force of IFRS 16, see Note 9) regarding the Group’s operating segments:

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies	Eliminations	Total Group
Revenues	12,767	7,109	7,399	10,035	3,795	6,384	2,624	(1,691)	48,422
External revenues	12,527	7,068	7,364	10,018	3,698	6,334	1,413	—	48,422
Intersegment revenues	240	41	35	17	97	50	1,211	(1,691)	—
Other operating income and expenses	(9,080)	(4,995)	(5,073)	(5,773)	(2,965)	(4,986)	(1,737)	1,306	(33,303)
OIBDA	3,687	2,114	2,326	4,262	830	1,398	887	(385)	15,119
Depreciation and amortization	(1,988)	(1,204)	(2,463)	(2,516)	(981)	(1,279)	(424)	273	(10,582)
Operating income	1,699	910	(137)	1,746	(151)	119	463	(112)	4,537
CapEx	1,646	914	2,469	2,005	580	965	388	(183)	8,784
Acquisitions of rights of use	127	157	230	409	214	160	117	(122)	1,292

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies	Eliminations	Total Group
Revenues	12,706	6,790	7,320	10,126	4,075	6,677	2,679	(1,680)	48,693
External revenues	12,461	6,757	7,281	10,105	3,986	6,630	1,473	—	48,693
Intersegment revenues	245	33	39	21	89	47	1,206	(1,680)	—
Other operating income and expenses	(7,943)	(4,925)	(5,486)	(5,815)	(3,282)	(4,958)	(2,315)	1,602	(33,122)
OIBDA	4,763	1,865	1,834	4,311	793	1,719	364	(78)	15,571
Depreciation and amortization	(1,650)	(943)	(2,071)	(1,990)	(967)	(1,167)	(304)	43	(9,049)
Operating income	3,113	922	(237)	2,321	(174)	552	60	(35)	6,522
CapEx	1,719	1,464	966	1,910	668	1,116	295	(19)	8,119

2017
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies	Eliminations	Total Group
Revenues	12,653	6,540	7,296	12,019	4,331	8,218	2,779	(1,828)	52,008
External revenues	12,364	6,505	7,252	11,994	4,220	8,170	1,503	—	52,008
Intersegment revenues	289	35	44	25	111	48	1,276	(1,828)	—
Other operating income and expenses	(7,701)	(4,901)	(5,475)	(7,828)	(3,068)	(5,943)	(2,657)	1,752	(35,821)
OIBDA	4,952	1,639	1,821	4,191	1,263	2,275	122	(76)	16,187
Depreciation and amortization	(1,688)	(1,047)	(1,954)	(2,228)	(992)	(1,198)	(327)	38	(9,396)
Operating income	3,264	592	(133)	1,963	271	1,077	(205)	(38)	6,791
CapEx	1,683	827	951	2,225	1,264	1,414	334	(1)	8,697
The following table presents main assets and liabilities by segment:

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies	Eliminations	Total Group
Fixed assets	15,116	10,051	14,091	20,585	3,396	8,440	1,986	—	73,665
Rights of use (1)	1,499	716	2,499	1,933	755	623	464	(1,550)	6,939
Investments accounted for by the equity method	—	9	—	2	1	72	56	—	140
Financial assets and other non-currents assets	166	468	457	1,159	187	423	6,873	(2,610)	7,123
Deferred tax assets	2,357	2	314	337	525	221	2,926	—	6,682
Other current financial assets	42	72	17	67	217	220	5,634	(3,146)	3,123
Total allocated assets	24,307	13,869	20,143	28,120	7,640	12,421	24,313	(11,936)	118,877
Non-current financial liabilities	775	1,132	2,153	572	798	1,868	37,948	(1,958)	43,288
Non-current lease liabilities	1,252	490	2,027	1,582	807	490	356	(1,378)	5,626
Deferred tax liabilities	158	101	358	945	33	386	927	—	2,908
Current financial liabilities	854	—	339	464	630	357	10,860	(4,428)	9,076
Current lease liabilities	282	213	462	448	108	139	133	(185)	1,600
Total allocated liabilities	16,020	5,450	10,659	8,599	4,951	6,318	53,362	(11,932)	93,427
(1) The eliminations of rights of use amounted to 1,550 million euros mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam Norte	Telefónica Hispam Sur	Other companies	Eliminations	Total Group
Fixed assets	15,347	9,646	13,520	21,230	4,971	9,041	2,144	—	75,899
Investments accounted for by the equity method	2	8	—	2	1	—	55	—	68
Financial assets and other non-currents assets	163	304	377	1,718	363	469	7,058	(3,343)	7,109
Deferred tax assets	2,084	2	204	335	1,063	165	3,778	—	7,631
Other current financial assets	31	79	9	88	68	145	5,635	(3,846)	2,209
Total allocated assets	23,622	12,609	16,837	27,402	8,672	12,043	26,363	(13,501)	114,047
Non-current financial liabilities	649	1,077	2,004	1,058	1,101	1,618	39,624	(1,797)	45,334
Deferred tax liabilities	189	102	236	693	134	397	923	—	2,674
Current financial liabilities	1,683	—	145	334	1,083	339	12,854	(7,070)	9,368
Total allocated liabilities	14,328	4,633	6,287	7,204	5,096	5,396	57,618	(13,495)	87,067

The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2019				2018				2017
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,767				12,706				12,653
United Kingdom	—	6,600	509	7,109	—	6,390	400	6,790	—	6,216	324	6,540
Germany	741	6,647	11	7,399	767	6,539	14	7,320	862	6,415	19	7,296
Brazil	3,537	6,498	—	10,035	3,754	6,372	—	10,126	4,659	7,360	—	12,019
Hispam Norte	706	3,085	4	3,795	732	3,343	—	4,075	736	3,595	—	4,331
Colombia	434	670	—	1,104	574	894	—	1,468	554	909	—	1,463
Mexico	—	867	—	867	—	1,175	—	1,175	—	1,336	—	1,336
Remaining operators and segment eliminations	272	1,548	4	1,824	158	1,274	—	1,432	182	1,350	—	1,532
Hispam Sur	2,707	3,674	3	6,384	2,712	3,965	—	6,677	3,225	4,993	—	8,218
Argentina	486	945	—	1,431	818	1,497	—	2,315	1,216	2,279	—	3,495
Chile	646	910	—	1,556	864	1,215	—	2,079	926	1,259	—	2,185
Peru	761	785	—	1,546	1,037	1,038	—	2,075	1,092	1,226	—	2,318
Remaining operators and segment eliminations	814	1,034	3	1,851	(7)	215	—	208	(9)	229	—	220
Other and inter-segment eliminations	—	—	933	933	—	—	999	999	—	—	951	951
Total Group				48,422				48,693				52,008
Note: In the countries of the Telefónica Hispam Norte and Telefónica Hispam Sur segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2019	2018	2017
Mobile handset sale	373	386	379
Ex-Mobile handset sale	12,394	12,320	12,274
Consumer	6,658	6,689	6,602
Corporate	3,509	3,462	3,401
Others	2,227	2,169	2,271
Total	12,767	12,706	12,653